PREPAIDS AND OTHER (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory advances	$ 1,434	$ 2,338
Insurance and licenses	873	292
Deposits	2,665	2,120
Contract acquisition and fulfillment costs	1,850	1,529
Other	5,111	4,579
Prepaids and other	11,933	10,858
Deferred contract acquisition and fulfillment costs	$ 1,276	$ 357